UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
6/30/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (48.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (20.0%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.993s, 2032			$199,982	$297,811
IFB Ser. 3408, Class EK, 25.182s, 2037			95,232	139,297
IFB Ser. 2979, Class AS, 23.717s, 2034			30,338	38,833
IFB Ser. 3072, Class SM, 23.24s, 2035			145,701	209,146
IFB Ser. 3072, Class SB, 23.094s, 2035			130,524	186,110
IFB Ser. 3249, Class PS, 21.774s, 2036			100,608	138,348
IFB Ser. 3998, Class KS, IO, 6.548s, 2027			1,705,838	289,326
IFB Ser. 4105, Class LS, IO, 5.998s, 2041			2,150,913	396,865
IFB Ser. 319, Class S2, IO, 5.848s, 2043			1,525,475	352,827
IFB Ser. 4240, Class SA, IO, 5.848s, 2043			3,261,098	760,488
IFB Ser. 317, Class S3, IO, 5.828s, 2043			3,373,488	771,921
IFB Ser. 14-325, Class S1, IO, 5.798s, 2044			2,849,663	622,338
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044			8,846,922	2,170,833
IFB Ser. 323, Class S1, IO, 5.798s, 2044			3,870,253	866,573
IFB Ser. 311, Class S1, IO, 5.798s, 2043			6,923,122	1,573,706
IFB Ser. 308, Class S1, IO, 5.798s, 2043			2,644,059	675,901
IFB Ser. 269, Class S1, IO, 5.798s, 2042			2,428,624	561,328
IFB Ser. 14-327, Class S8, IO, 5.768s, 2044			812,889	177,795
Ser. 3632, Class CI, IO, 5s, 2038			380,292	32,572
Ser. 3626, Class DI, IO, 5s, 2037			74,730	818
Ser. 4122, Class TI, IO, 4 1/2s, 2042			2,920,549	653,326
Ser. 4000, Class PI, IO, 4 1/2s, 2042			1,641,750	335,901
Ser. 4193, Class PI, IO, 4s, 2043			3,431,496	609,081
Ser. 304, Class C53, IO, 4s, 2032			1,847,057	332,415
Ser. 4338, Class TI, IO, 4s, 2029			3,849,012	548,483
Ser. 13-303, Class C19, IO, 3 1/2s, 2043			3,300,865	767,835
Ser. 304, Class C22, IO, 3 1/2s, 2042			2,187,661	511,366
Ser. 4122, Class AI, IO, 3 1/2s, 2042			4,326,813	665,236
Ser. 4122, Class CI, IO, 3 1/2s, 2042			3,951,184	607,484
Ser. 4105, Class HI, IO, 3 1/2s, 2041			1,957,455	297,377
Ser. 304, IO, 3 1/2s, 2027			3,736,533	436,390
Ser. 304, Class C37, IO, 3 1/2s, 2027			2,744,017	351,920
Ser. 4165, Class TI, IO, 3s, 2042			8,266,929	1,102,807
Ser. 4183, Class MI, IO, 3s, 2042			3,456,036	482,808
Ser. 4210, Class PI, IO, 3s, 2041			2,453,612	278,811
Ser. 304, Class C45, IO, 3s, 2027			3,347,098	407,369
Ser. T-57, Class 1AX, IO, 0.004s, 2043			2,292,724	25,128
FRB Ser. 3326, Class WF, zero %, 2035			1,675	1,413

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.988s, 2036			162,118	303,266
IFB Ser. 07-53, Class SP, 23.643s, 2037			124,351	184,337
IFB Ser. 08-24, Class SP, 22.726s, 2038			127,695	192,818
IFB Ser. 05-75, Class GS, 19.794s, 2035			112,264	150,108
IFB Ser. 05-83, Class QP, 16.999s, 2034			163,494	210,806
IFB Ser. 13-101, Class HS, IO, 6.348s, 2043			1,475,301	386,691
IFB Ser. 13-81, Class US, IO, 6.098s, 2043			2,047,368	365,558
IFB Ser. 13-10, Class KS, IO, 6.048s, 2043			1,922,784	389,767
IFB Ser. 13-19, Class DS, IO, 6.048s, 2041			4,268,759	774,213
IFB Ser. 13-41, Class SP, IO, 6.048s, 2040			1,666,322	266,812
Ser. 12-134, Class SA, IO, 5.998s, 2042			2,677,641	628,002
IFB Ser. 13-19, Class SK, IO, 5.998s, 2043			2,459,262	546,709
IFB Ser. 12-128, Class ST, IO, 5.998s, 2042			1,777,070	397,229
IFB Ser. 13-18, Class SB, IO, 5.998s, 2041			1,956,148	319,439
IFB Ser. 13-124, Class SB, IO, 5.798s, 2043			1,790,692	410,740
IFB Ser. 411, Class S1, IO, 5.798s, 2042			2,322,860	493,120
IFB Ser. 13-128, Class CS, IO, 5.748s, 2043			3,446,410	797,877
IFB Ser. 13-101, Class CS, IO, 5.748s, 2043			2,153,288	496,569
Ser. 374, Class 6, IO, 5 1/2s, 2036			297,876	57,463
Ser. 12-132, Class PI, IO, 5s, 2042			3,705,794	785,442
Ser. 398, Class C5, IO, 5s, 2039			190,648	27,358
Ser. 10-13, Class EI, IO, 5s, 2038			71,757	1,476
Ser. 378, Class 19, IO, 5s, 2035			828,107	158,373
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			1,034,919	268,986
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			8,125,932	1,624,535
Ser. 409, Class 81, IO, 4 1/2s, 2040			3,964,042	689,643
Ser. 409, Class 82, IO, 4 1/2s, 2040			4,186,269	740,507
Ser. 366, Class 22, IO, 4 1/2s, 2035			342,259	25,043
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			1,607,400	179,402
Ser. 418, Class C24, IO, 4s, 2043			3,016,394	699,661
Ser. 13-41, Class IP, IO, 4s, 2043			2,666,932	502,556
Ser. 13-44, Class PI, IO, 4s, 2043			2,623,896	454,056
Ser. 13-60, Class IP, IO, 4s, 2042			1,876,441	330,645
Ser. 12-96, Class PI, IO, 4s, 2041			2,030,903	351,549
Ser. 406, Class 2, IO, 4s, 2041			1,817,819	384,832
Ser. 406, Class 1, IO, 4s, 2041			1,256,603	270,421
Ser. 409, Class C16, IO, 4s, 2040			2,717,515	496,965
Ser. 418, Class C15, IO, 3 1/2s, 2043			6,275,459	1,417,861
Ser. 12-145, Class TI, IO, 3s, 2042			4,030,672	455,868
Ser. 13-35, Class IP, IO, 3s, 2042			3,372,583	373,487
Ser. 13-53, Class JI, IO, 3s, 2041			2,706,192	347,577
Ser. 13-23, Class PI, IO, 3s, 2041			3,214,000	321,561
Ser. 03-W10, Class 1, IO, 1.083s, 2043			448,102	12,708
Ser. 99-51, Class N, PO, zero %, 2029			19,027	17,124

Government National Mortgage Association
IFB Ser. 10-163, Class SI, IO, 6.478s, 2037			2,762,042	407,404
IFB Ser. 11-56, Class MI, IO, 6.297s, 2041			2,318,428	537,412
Ser. 13-116, Class SA, IO, 5.998s, 2043			2,202,484	398,848
IFB Ser. 13-129, Class SN, IO, 5.997s, 2043			1,703,695	295,744
IFB Ser. 13-165, Class LS, IO, 5.997s, 2043			1,702,561	325,257
IFB Ser. 10-20, Class SC, IO, 5.997s, 2040			3,923,620	705,271
Ser. 13-182, Class LS, IO, 5.987s, 2043			1,769,674	406,896
Ser. 14-58, Class SA, IO, 5.947s, 2044			4,896,345	809,072
Ser. 13-149, Class MS, IO, 5.947s, 2039			3,110,768	528,394
IFB Ser. 12-77, Class MS, IO, 5.947s, 2042			1,729,003	411,728
IFB Ser. 11-128, Class TS, IO, 5.898s, 2041			1,454,703	284,104
IFB Ser. 13-99, Class AS, IO, 5.897s, 2043			1,529,060	354,222
IFB Ser. 10-151, Class SA, IO, 5.897s, 2040			1,036,511	184,914
IFB Ser. 11-70, Class SM, IO, 5.738s, 2041			2,415,000	580,276
IFB Ser. 11-70, Class SH, IO, 5.738s, 2041			2,481,000	595,887
Ser. 13-22, Class IE, IO, 5s, 2043			2,824,051	574,588
Ser. 13-22, Class OI, IO, 5s, 2043			2,617,266	534,961
Ser. 13-3, Class IT, IO, 5s, 2043			2,339,263	479,066
Ser. 13-6, Class IC, IO, 5s, 2043			2,077,300	433,491
Ser. 12-146, Class IO, IO, 5s, 2042			2,085,903	454,998
Ser. 13-6, Class CI, IO, 5s, 2042			1,552,257	307,750
Ser. 13-130, Class IB, IO, 5s, 2040			2,018,067	250,440
Ser. 13-16, Class IB, IO, 5s, 2040			2,974,041	266,601
Ser. 11-41, Class BI, IO, 5s, 2040			1,728,380	193,529
Ser. 10-35, Class UI, IO, 5s, 2040			1,216,159	271,424
Ser. 10-20, Class UI, IO, 5s, 2040			2,248,441	430,194
Ser. 10-9, Class UI, IO, 5s, 2040			14,988,453	3,320,221
Ser. 09-121, Class UI, IO, 5s, 2039			4,812,559	1,100,776
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			4,341,449	927,985
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,499,429	320,503
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			1,026,803	110,505
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			296,412	53,117
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			4,296,014	819,980
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			10,028,767	2,098,885
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			4,443,106	988,598
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			2,713,913	588,125
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			1,018,387	168,197
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			3,377,138	514,439
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			1,368,400	157,092
Ser. 14-4, Class IC, IO, 4s, 2044			2,132,599	454,308
Ser. 13-165, Class IL, IO, 4s, 2043			1,571,947	269,573
Ser. 12-56, Class IB, IO, 4s, 2042			1,689,659	386,580
Ser. 12-47, Class CI, IO, 4s, 2042			4,192,546	957,684
Ser. 12-41, Class IP, IO, 4s, 2041			4,216,173	811,614
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			7,620,312	1,308,483
Ser. 13-28, Class IO, IO, 3 1/2s, 2043			2,579,192	412,268
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			3,348,041	554,871
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			4,891,250	775,850
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			6,850,137	1,010,942
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			3,587,750	614,617
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			3,692,937	858,587
Ser. 06-36, Class OD, PO, zero %, 2036			5,077	4,492

				67,597,909
Commercial mortgage-backed securities (18.4%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			683,000	715,298
FRB Ser. 05-5, Class D, 5.388s, 2045			600,000	610,560

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class K, 6 1/8s, 2036			318,538	158,313
Ser. 07-5, Class XW, IO, 0.531s, 2051			78,642,481	745,059

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-PWR7, Class D, 5.304s, 2041			441,000	426,138
Ser. 05-PWR7, Class B, 5.214s, 2041			697,000	702,619
Ser. 05-PWR9, Class C, 5.055s, 2042			401,000	392,539

Bear Stearns Commercial Mortgage Securities Trust 144A Ser. 06-PW14, Class XW, IO, 0.832s, 2038			17,916,426	284,871

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.744s, 2047			409,000	433,356

Citigroup Commercial Mortgage Trust
Ser. 06-C5, Class AJ, 5.482s, 2049			610,000	617,558
FRB Ser. 05-C3, Class B, 5.029s, 2043			1,720,000	1,678,720
Ser. 13-GC11, Class D, 4.606s, 2046			484,000	451,641

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.924s, 2040			1,531,326	1,531,325
FRB Ser. 12-GC8, Class D, 5.04s, 2045			401,000	401,882

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.321s, 2044			507,000	501,930
Ser. 07-CD5, Class XS, IO, 0.086s, 2044			29,357,951	130,412

COMM Mortgage Trust FRB Ser. 07-C9, Class F, 5.988s, 2049			962,000	952,380

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.823s, 2044			1,145,000	1,182,212
FRB Ser. 12-CR3, Class E, 4.927s, 2045			790,000	782,384
FRB Ser. 14-CR18, Class D, 4.74s, 2047			1,477,000	1,378,686
FRB Ser. 13-LC6, Class D, 4.432s, 2046			182,000	170,372
FRB Ser. 07-C9, Class AJFL, 0.844s, 2049			641,000	602,540

Credit Suisse Commercial Mortgage Trust Ser. 06-C5, Class AX, IO, 0.92s, 2039			20,370,811	297,593

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C5, Class C, 5.1s, 2038			416,000	429,501

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			591,671	24,259

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.578s, 2044			1,340,000	1,422,409

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.013s, 2020			2,233,355	36,850

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.949s, 2048			2,843,000	2,747,759

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			452,000	453,808

GMAC Commercial Mortgage Securities, Inc. Trust 144A Ser. 04-C3, Class X1, IO, 0.932s, 2041			30,627,337	164,928

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			803,000	806,016

GS Mortgage Securities Trust Ser. 05-GG4, Class AJ, 4.782s, 2039			846,000	856,555

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.826s, 2045			1,213,000	1,264,188
FRB Ser. 11-GC3, Class D, 5.728s, 2044			935,000	987,339
FRB Ser. 11-GC3, Class E, 5s, 2044			577,000	533,274
FRB Ser. GC10, Class D, 4.562s, 2046			707,000	655,601
Ser. 05-GG4, Class XC, IO, 0.879s, 2039			51,734,330	227,631

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.152s, 2030 (Cayman Islands)			379,000	259,615

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051			1,054,500	1,118,191
FRB Ser. 06-LDP6, Class B, 5.687s, 2043			793,000	793,000
Ser. 06-LDP6, Class AJ, 5.565s, 2043			1,068,000	1,117,554
Ser. 06-LDP8, Class B, 5.52s, 2045			362,000	371,774
FRB Ser. 04-CBX, Class B, 5.021s, 2037			247,000	248,586
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			847,000	806,499

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.379s, 2051			568,000	585,715
FRB Ser. 07-CB20, Class C, 6.379s, 2051			410,000	386,372
FRB Ser. 11-C3, Class F, 5.752s, 2046			410,000	413,225
FRB Ser. 12-C8, Class E, 4.823s, 2045			413,000	409,715
FRB Ser. 13-C13, Class D, 4.191s, 2046			722,000	666,412
FRB Ser. 13-C13, Class E, 3.986s, 2046			639,000	502,367
FRB Ser. 13-C10, Class E, 3 1/2s, 2047			808,000	598,162
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			541,000	388,005
Ser. 07-CB20, Class X1, IO, 0.199s, 2051			51,539,346	472,513

LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031			442,382	462,289

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.922s, 2039(F)			1,765,000	1,588,509
Ser. 06-C3, Class AJ, 5.72s, 2039			739,000	749,789
Ser. 06-C6, Class E, 5.541s, 2039			750,000	688,800
FRB Ser. 06-C6, Class C, 5.482s, 2039			471,000	462,169

LB-UBS Commercial Mortgage Trust 144A Ser. 06-C6, Class XCL, IO, 0.855s, 2039			17,614,378	251,569

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			54,598	5

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.47s, 2051			395,000	434,619

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.914s, 2037			62,072	1,893
Ser. 07-C5, Class X, IO, 5.964s, 2049			1,121,500	60,000

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			602,000	616,266
Ser. 06-4, Class AJ, 5.239s, 2049			248,000	252,662

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			388,000	378,222

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 13-C10, Class D, 4.218s, 2046			243,000	220,481
FRB Ser. 13-C10, Class E, 4.218s, 2046			523,000	454,121

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			1,100,000	1,142,609
FRB Ser. 06-HQ8, Class D, 5.678s, 2044			598,000	566,127
Ser. 07-HQ11, Class C, 5.558s, 2044			590,000	598,083
Ser. 06-HQ10, Class AJ, 5.389s, 2041			577,000	594,829
Ser. 04-IQ8, Class C, 5.3s, 2040			1,400,000	1,398,179

Morgan Stanley Capital I Trust 144A FRB Ser. 04-RR, Class F7, 6s, 2039			1,158,297	1,111,965

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,162,817	1,164,189

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			193,000	144,750

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			552,146	138,036

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 5.123s, 2049(F)			609,000	598,923
Ser. 13-C6, Class D, 4.498s, 2046			168,000	155,921

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.2s, 2045			1,649,000	1,698,470
FRB Ser. 06-C25, Class AJ, 5.904s, 2043			617,000	641,927
FRB Ser. 05-C20, Class B, 5.41s, 2042			1,423,000	1,451,298
Ser. 07-C34, IO, 0.494s, 2046			15,463,709	187,111

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C17, Class E, 5.59s, 2042			385,000	387,965

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.938s, 2045			462,000	412,936
FRB Ser. 13-LC12, Class D, 4.439s, 2046			803,000	736,855

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.748s, 2045			405,000	425,377
FRB Ser. 12-C7, Class E, 5.002s, 2045			400,000	390,563
FRB Ser. 12-C6, Class E, 5s, 2045			534,000	512,053
FRB Ser. 13-UBS1, Class D, 4.788s, 2046			1,753,000	1,657,058
FRB Ser. 13-C15, Class D, 4.634s, 2046			730,000	681,638
FRB Ser. 12-C10, Class D, 4.608s, 2045			675,000	650,219
FRB Ser. 12-C7, Class F, 4 1/2s, 2045			2,524,000	2,116,122
Ser. 14-C19, Class D, 4.234s, 2047			584,000	522,133
Ser. 13-C12, Class E, 3 1/2s, 2048			510,000	393,369

				61,996,310
Residential mortgage-backed securities (non-agency) (9.9%)

Banc of America Funding Corp. FRB Ser. 06-G, Class 2A5, 0.433s, 2036			391,966	361,118

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 8.412s, 2036			250,000	253,375
FRB Ser. 12-RR10, Class 9A2, 2.663s, 2035			980,000	923,650
Ser. 13-RR1, Class 1A2, 2.476s, 2035			660,000	553,410

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 10.161s, 2037			192,484	131,851
FRB Ser. 12-RR2, Class 5A12, 6.471s, 2036			575,000	548,550
FRB Ser. 09-RR11, Class 2A2, 2.43s, 2035			850,000	790,500
FRB Ser. 14-RR2, Class 3A2, 1.083s, 2046			520,000	350,350
FRB Ser. 13-RR11, Class 6A3, 0.322s, 2035			520,000	449,280
Ser. 12-RR11, Class 3A3, zero %, 2036			524,638	371,811

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 05-12, Class 12A1, 2.515s, 2036			697,194	618,690

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.025s, 2034			44,609	7,126

Citigroup Mortgage Loan Trust, Inc. Ser. 2005-WF2, Class AF4, 4.964s, 2035			121,717	122,324

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 12-4, Class 3A2, 2.53s, 2036			634,969	554,010
FRB Ser. 41891, Class 7A2, 2.515s, 2036			800,000	761,728
FRB Ser. 11-12, Class 2A2, 0.522s, 2035			900,000	787,500

Countrywide Alternative Loan Trust
Ser. 06-26CB, Class A8, 6 1/4s, 2036			396,750	343,332
Ser. 06-6CB, Class 2A9, 5 3/4s, 2036			438,326	345,182
Ser. 05-46CB, Class A20, 5 1/2s, 2035			506,993	478,363
FRB Ser. 05-38, Class A3, 0.502s, 2035			1,275,522	1,109,703
FRB Ser. 05-59, Class 1A1, 0.483s, 2035			405,421	336,499
FRB Ser. 05-51, Class 1A1, 0.475s, 2035			934,550	813,059

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-4R, Class 1A4, 0.552s, 2037			500,000	387,500

Credit Suisse First Boston Mortgage Securities Corp. FRB Ser. 03-AR30, Class CB1, 2.485s, 2034			412,700	374,641

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	384,009	682,232
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	1,028,000	1,456,907

GSC Capital Corp. Mortgage Trust Ser. 05-11, Class AF3, 4.778s, 2036			$367,818	375,761

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.682s, 2035			384,992	336,291
FRB Ser. 05-3, Class A2, 0.502s, 2035			449,626	403,540

Opteum Mortgage Acceptance Corp. FRB Ser. 05-4, Class 1A2, 0.542s, 2035			379,404	350,000

Residential Accredit Loans, Inc.
FRB Ser. 06-QO7, Class 2A1, 0.974s, 2046			1,405,716	989,343
FRB Ser. 07-QH1, Class A1, 0.312s, 2037			1,117,158	962,153

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.194s, 2046			2,138,804	1,967,700
FRB Ser. 06-AR3, Class A1B, 1.124s, 2046			970,233	791,225
FRB Ser. 05-AR11, Class A1C3, 0.662s, 2045			1,653,482	1,459,197
FRB Ser. 05-AR19, Class A1C3, 0.652s, 2045			1,836,113	1,615,780
FRB Ser. 05-AR13, Class A1C3, 0.642s, 2045			3,851,155	3,398,644
FRB Ser. 05-AR8, Class 2AC2, 0.612s, 2045			1,090,249	979,589
FRB Ser. 05-AR11, Class A1C4, 0.592s, 2045			841,407	736,231
FRB Ser. 05-AR13, Class A1B2, 0.582s, 2045			793,572	718,183
FRB Ser. 05-AR17, Class A1B2, 0.562s, 2045			745,422	655,971
FRB Ser. 05-AR15, Class A1B2, 0.562s, 2045			1,218,899	1,076,653
FRB Ser. 05-AR19, Class A1C4, 0.552s, 2045			623,190	554,638
FRB Ser. 05-AR11, Class A1B3, 0.552s, 2045			1,265,273	1,126,092
FRB Ser. 05-AR8, Class 2AC3, 0.542s, 2045			384,178	343,840
FRB Ser. 05-AR6, Class 2A1C, 0.492s, 2045			351,079	314,215

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.331s, 2047			500,000	370,000

				33,437,737

Total mortgage-backed securities (cost $149,206,627)				$163,031,956

CORPORATE BONDS AND NOTES (32.4%)(a)
			Principal amount	Value

Basic materials (2.1%)

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			$421,000	$538,880

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			212,000	227,900

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			110,000	110,275

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			185,000	203,962

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			490,000	510,213

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			200,000	214,250

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			70,000	70,000

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			45,000	47,475

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			283,000	295,735

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			105,000	114,319

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			131,000	137,223

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			11,000	11,798

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			258,000	281,865

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			153,000	183,983

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			137,000	145,220

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			326,000	339,040

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			287,000	317,135

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			215,000	222,525

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			3,000	2,775

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			70,000	76,213

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			400,000	413,000

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			265,000	301,769

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			229,000	251,900

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			80,000	85,800

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			119,000	123,260

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			155,000	172,050

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			200,000	214,500

PQ Corp. 144A sr. notes 8 3/4s, 2018			135,000	146,138

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			130,000	138,450

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			137,000	146,590

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			65,000	73,125

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			110,000	112,200

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			49,000	56,350

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			30,000	32,625

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			40,000	43,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			20,000	20,700

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			235,000	262,613

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			14,000	14,910

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			145,000	160,588

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			53,000	54,723

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			125,000	132,813

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			55,000	55,000

				7,063,390
Capital goods (1.9%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			455,000	490,263

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			419,000	482,898

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A FRN 3.232s, 2019 (Ireland)			200,000	199,500

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			188,000	204,215

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			140,000	152,425

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			88,000	88,660

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			105,000	105,591

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			24,000	27,360

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			140,000	149,450

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			215,000	226,825

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			106,000	109,180

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			119,000	123,314

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			235,000	262,613

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			184,000	179,216

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			11,000	6,600

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			185,000	185,000

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	100,000	149,545

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			$198,000	215,820

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			195,000	192,075

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			342,000	352,260

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			230,000	250,125

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			200,000	217,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			270,000	284,850

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			100,000	110,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			100,000	105,875

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			295,000	320,813

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	100,000	144,093

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			$140,000	152,425

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			45,000	48,848

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			282,000	303,855

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			45,000	49,838

TransDigm, Inc. 144A sr. unsec. sub. notes 6 1/2s, 2024			295,000	307,169

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			85,000	90,525

				6,289,476
Communication services (4.8%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			480,000	511,200

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			265,000	308,394

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			150,000	170,344

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			131,000	139,515

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			573,000	584,460

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			354,000	357,098

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			53,000	55,849

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			170,000	185,725

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			40,000	42,200

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			266,000	277,305

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			85,000	87,763

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			165,000	182,325

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			130,000	127,888

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			346,000	355,965

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			109,000	124,260

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			337,000	350,480

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			156,000	182,520

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			50,000	53,625

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			214,000	238,610

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			231,000	264,495

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			365,000	378,213

Inmarsat Finance PLC 144A company guaranty sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			100,000	101,000

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			80,000	83,500

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			140,000	153,300

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			277,000	299,506

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			418,000	442,558

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			260,000	275,275

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			143,000	160,160

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			40,000	43,650

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			17,000	18,573

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			65,000	69,631

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			59,000	61,950

Nil International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			100,000	86,500

Numericable Group SA 144A sr. bonds 5 5/8s, 2024 (France)		EUR	100,000	146,173

Numericable Group SA 144A sr. notes 6s, 2022 (France)			$600,000	624,150

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			156,000	168,090

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	180,000	317,632

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$180,000	184,950

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			141,000	139,238

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			55,000	58,300

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			585,000	682,988

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			105,000	115,500

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			418,000	506,825

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			225,000	250,313

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			290,000	319,725

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			369,000	400,365

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			75,000	78,938

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			206,000	219,648

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			190,000	201,875

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	295,000	455,648

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	100,000	151,035

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	130,000	190,028

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	235,000	346,074

Unitymedia KabelBW GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	293,000	431,283

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		EUR	361,000	543,398

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$349,000	358,598

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	50,000	90,795

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	235,000	422,288

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$139,000	138,653

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			360,000	404,550

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	325,000	471,359

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			$200,000	213,500

Wind Acquisition Finance SA 144A sr. bonds 4s, 2020 (Luxembourg)(FWC)		EUR	125,000	170,752

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			$247,000	284,359

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			109,000	119,083

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			90,000	91,238

				16,071,188
Consumer cyclicals (5.0%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			25,000	26,813

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			82,000	93,480

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			110,000	114,400

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			255,000	294,525

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			164,000	180,810

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			44,000	48,620

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			185,000	185,231

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			58,000	55,245

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			235,000	248,513

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			95,000	98,344

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020			100,000	106,500

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			180,000	193,950

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			140,000	152,775

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			118,000	98,235

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			199,000	205,965

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			100,000	103,000

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			45,000	45,563

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			382,000	441,210

Ceridian, LLC company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			23,000	23,023

Ceridian, LLC sr. unsec. notes 11 1/4s, 2015			283,000	283,283

Ceridian, LLC 144A sr. notes 8 7/8s, 2019			39,000	43,973

Ceridian, LLC/Comdata, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2017			52,000	52,260

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			105,000	118,650

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			72,000	73,710

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			25,000	24,938

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			33,000	36,383

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			135,000	144,450

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			262,000	279,358

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			136,000	146,880

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			335,000	360,963

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			176,000	185,460

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			329,000	348,740

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			200,000	214,500

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			179,000	190,411

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			50,000	51,500

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			105,000	108,150

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			145,000	149,531

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			175,000	180,250

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			65,000	67,113

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			266,000	286,615

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	260,000	259,883

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$123,000	112,699

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			122,000	138,705

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			282,000	301,740

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			75,000	76,500

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			105,000	106,181

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			130,000	139,425

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			356,000	380,030

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			75,000	76,688

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			290,000	297,250

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			115,000	124,200

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			300,000	341,250

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			85,000	92,013

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			55,000	58,919

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			80,000	82,800

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			158,000	157,210

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			85,000	87,019

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			110,000	117,150

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			143,000	155,870

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			275,000	281,875

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			65,000	70,688

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			175,000	195,344

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			162,000	168,480

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			110,000	128,975

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			100,000	111,500

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			525,213	590,208

Navistar International Corp. sr. notes 8 1/4s, 2021			214,000	224,165

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			280,000	305,200

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			95,000	102,363

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			85,000	91,588

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			258,000	267,675

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			50,000	50,375

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			290,000	312,475

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			143,000	158,015

Owens Corning company guaranty sr. unsec. notes 9s, 2019			92,000	115,684

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			190,000	179,550

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			160,000	168,400

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			100,000	107,375

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			70,000	71,400

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			168,000	172,620

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			35,000	36,313

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			40,000	43,400

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			240,000	260,400

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			92,000	101,775

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			286,000	316,745

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			98,000	104,248

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			24,000	24,150

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			48,000	50,160

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			142,000	147,680

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			227,000	240,053

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			20,000	21,500

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			296,000	303,400

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			10,000	10,825

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			10,000	10,750

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			110,000	117,975

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			75,000	80,063

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			35,000	34,300

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			70,000	69,475

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			326,000	330,075

Thomas Cook Group PLC sr. unsec. notes Ser. EMTN, 7 3/4s, 2017 (United Kingdom)		GBP	217,000	409,254

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			$247,000	251,940

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			156,109	160,792

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			350,000	398,125

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			50,000	52,500

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			89,000	98,679

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			200,000	213,500

				16,930,884
Consumer staples (1.7%)

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			455,000	497,088

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			170,000	173,825

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			70,000	70,088

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			100,000	99,750

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			184,000	197,340

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			85,000	87,975

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			50,000	49,938

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			255,000	253,406

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			111,000	123,765

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			90,000	101,025

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			135,000	132,300

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			123,000	122,078

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			95,000	103,788

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			115,000	123,223

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			395,000	417,713

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	152,000	280,871

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			$200,000	195,600

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			65,000	68,088

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			113,000	119,639

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			75,000	78,375

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			345,000	347,156

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			67,000	72,695

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			350,000	376,250

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			55,000	58,300

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			95,000	104,500

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			140,000	143,150

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			240,000	246,600

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			235,000	267,900

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			55,000	60,500

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			145,000	158,775

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			40,000	42,300

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018			137,000	142,480

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			334,000	375,750

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			89,000	92,449

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			120,000	128,700

				5,913,380
Energy (7.3%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			135,000	144,450

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			145,000	160,225

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			249,000	262,695

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			155,000	110,050

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			130,000	133,575

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			192,000	199,200

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			207,000	225,630

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			85,000	87,975

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			31,000	33,054

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			143,000	143,536

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			111,000	111,694

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			296,000	311,910

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			140,000	157,850

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	74,952

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$50,000	55,560

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			91,000	94,185

Cimarex Energy Co. company guaranty sr. unsec. notes 4 3/8s, 2024			105,000	106,969

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			225,000	247,500

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			193,000	207,475

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			88,000	94,710

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	225,000	164,472

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$46,000	36,685

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			125,000	135,313

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			135,000	141,413

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			31,000	33,325

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			227,000	232,391

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			130,000	133,900

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			150,000	152,250

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			105,000	107,363

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			2,055,000	2,497,914

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			176,000	202,641

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			160,000	170,400

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			310,000	335,575

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			170,000	185,513

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			483,000	519,225

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			75,000	79,125

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			150,000	163,500

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			45,000	45,619

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			70,000	70,000

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			121,000	125,840

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			55,000	60,913

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			212,000	219,950

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			317,000	332,850

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			169,000	178,295

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			265,000	277,588

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			80,000	4

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			242,000	256,520

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			108,000	114,750

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			225,000	175,500

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			275,000	267,955

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			110,000	120,450

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			205,000	223,450

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			200,000	211,500

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			150,000	152,250

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			234,000	257,108

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			925,000	918,063

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	188,750

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			390,000	455,360

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			625,000	651,394

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			1,300,000	1,116,700

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,370,000	1,363,146

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			1,120,000	1,058,384

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			2,170,000	2,029,601

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 12 3/4s, 2022 (Venezuela)			80,000	80,900

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,535,000	1,901,865

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 5/8s, 2021			91,000	101,806

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			117,000	136,890

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			150,000	161,250

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			75,000	79,500

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2022			60,000	60,750

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			190,000	197,600

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			110,000	113,163

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			100,000	108,500

Sabine Pass Liquefaction, LLC 144A sr. notes 5 3/4s, 2024			100,000	104,250

Sabine Pass Liquefaction, LLC 144A sr. notes 5 5/8s, 2023			100,000	104,250

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			75,000	81,188

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020			415,000	437,306

Sanchez Energy Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			75,000	77,438

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			155,000	170,105

Seventy Seven Energy, Inc. 144A sr. unsec. notes 6 1/2s, 2022			20,000	20,500

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			165,000	176,550

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			85,000	90,100

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			105,000	114,188

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	55,000	53,087

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$55,000	57,200

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			45,000	45,824

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			177,000	188,948

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			315,000	345,713

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			480,000	511,200

				24,646,211
Financials (3.9%)

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			140,000	156,450

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			565,000	680,825

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			150,000	154,125

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			790,000	814,697

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			56,000	59,430

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			135,000	136,350

CIT Group, Inc. sr. unsec. notes 5s, 2023			110,000	112,750

CIT Group, Inc. sr. unsec. notes 5s, 2022			130,000	134,550

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			135,000	144,914

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			65,000	66,014

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			205,000	230,113

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			165,000	178,819

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			111,000	94,905

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			80,000	83,600

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	163,400

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			304,000	329,080

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			205,000	219,606

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			348,000	372,795

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			215,000	225,213

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			15,000	16,350

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			115,000	128,081

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			55,000	55,000

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			75,000	81,750

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			215,000	231,663

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			80,000	84,100

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			213,000	213,533

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			15,000	16,013

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			190,000	205,913

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			105,000	108,413

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			230,000	262,775

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			50,000	52,875

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			225,000	227,813

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			100,000	101,540

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)			2,750,000	3,023,350

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			325,000	344,500

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			500,000	526,500

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			229,000	270,793

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			590,000	610,650

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			155,000	159,591

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			25,000	26,500

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			200,000	187,000

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			264,000	271,590

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			979,000	1,054,970

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			113,000	116,814

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			135,000	141,075

Weyerhaeuser Real Estate Co. 144A sr. unsec. unsub. notes 5 7/8s, 2024			145,000	149,169

				13,025,957
Health care (2.5%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			195,000	204,750

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			85,000	85,213

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			139,000	148,035

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	220,000	325,057

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$50,000	51,500

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			173,000	174,730

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			85,000	86,275

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			62,000	65,023

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			80,000	87,600

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			30,000	30,750

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			35,000	37,100

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			200,000	204,500

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	144,430

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			$240,000	238,200

Crown Newco 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	341,000	614,442

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			$175,000	176,094

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			75,000	76,875

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			130,000	130,325

Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			70,000	70,613

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			165,000	179,850

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			93,000	94,046

HCA, Inc. sr. notes 6 1/2s, 2020			825,000	926,063

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			55,000	63,525

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			325,000	357,094

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			166,000	176,998

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			88,000	92,400

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			180,000	186,300

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			145,000	158,413

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			239,000	247,365

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			393,000	445,564

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			85,000	91,860

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			130,000	132,777

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			235,000	252,625

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			60,000	64,350

Service Corp. International sr. unsec. unsub. notes 5 3/8s, 2022			130,000	134,550

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024			230,000	235,175

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			160,000	169,200

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			50,000	50,500

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			50,000	50,313

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			155,000	154,031

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			355,000	395,381

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			231,000	250,635

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			30,000	31,875

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			75,000	78,469

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			30,000	31,875

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			30,000	31,275

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			139,000	149,773

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			188,000	200,220

				8,384,014
Technology (1.3%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			80,000	84,200

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			107,000	98,708

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			466,000	466,000

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			45,000	48,431

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			275,000	338,594

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			135,000	157,613

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			260,000	308,425

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			700,000	766,500

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			96,000	103,080

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			151,000	170,630

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			110,000	117,425

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			55,000	61,256

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			185,000	200,031

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			170,000	182,325

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	203,250

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			115,000	121,038

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			149,000	162,410

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			125,000	133,906

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	200,000	307,079

Trionista TopCo. GmbH 144A sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	265,000	393,436

				4,424,337
Transportation (0.3%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	378,000	449,906

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			$158,000	168,468

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			270,000	294,300

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			210,000	214,200

				1,126,874
Utilities and power (1.6%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			475,000	553,375

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			135,000	157,950

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			70,000	69,300

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			452,000	490,985

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			45,000	48,544

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			35,000	36,838

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)			350,000	388,500

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			401,000	501

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			247,000	322,242

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			381,000	36,195

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			595,000	56,525

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			150,000	173,250

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			279,000	320,850

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			92,000	98,095

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			50,000	56,375

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			65,000	64,735

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			190,000	206,625

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	49,388

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			186,000	192,045

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			785,000	915,781

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			595,000	659,706

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			170,000	184,663

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			120,000	125,400

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			100,000	99,000

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			199,000	200,493

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			90,000	82,125

				5,589,486

Total corporate bonds and notes (cost $104,000,477)				$109,465,197

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$389,301	$440,534

				440,534
U.S. Government Agency Mortgage Obligations (19.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 4 1/2s, May 1, 2044(F)			3,400,000	3,690,162
Federal Home Loan Mortgage Corporation Pass-Through Certificates 4 1/2s, December 1, 2039			768,402	844,102

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, July 1, 2044			3,000,000	3,359,063
4 1/2s, with due dates from April 1, 2040 to February 1, 2044(FWC)			2,316,771	2,540,439
4 1/2s, TBA, July 1, 2044			23,000,000	24,911,875
4s, TBA, July 1, 2044			24,000,000	25,473,749
3 1/2s, TBA, July 1, 2044			1,000,000	1,029,531
3s, TBA, July 1, 2044			5,000,000	4,939,844

				66,788,765

Total U.S. government and agency mortgage obligations (cost $66,690,392)				$67,229,299

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (11.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$2,020,000	$1,883,650

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			5,276,000	5,083,426

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina)			1,750,000	1,613,325

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			420,000	458,485

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)		BRL	1,500	656,338

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$797,000	777,075

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			125,000	121,563

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			600,000	543,000

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	170,000,000	321,088

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			$200,000	214,250

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			225,000	243,844

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			265,000	291,169

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			175,000	165,375

Gabon (Republic of) 144A unsec. bonds 6 3/8s, 2024 (Gabon)			400,000	436,000

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			203,000	216,059

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			729,694	707,803

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	7,350,000	8,163,200

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	3,725,000	4,242,460

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	1,215,000	1,696,627

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$560,000	521,091

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)		RUB	9,750,000	283,810

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s, 2024 (Kenya)			$200,000	208,000

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			365,000	405,698

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			200,000	204,500

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			1,671,400	1,938,824

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			2,600,000	2,686,112

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			100,000	101,500

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)			68,487	69,976

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			200,000	205,422

Turkey (Republic of) sr. unsec. bonds 5 3/4s, 2024 (Turkey)			500,000	543,125

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			1,205,000	1,370,591

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			1,725,000	1,742,250

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			1,285,000	1,387,325

Total foreign government and agency bonds and notes (cost $36,158,748)				$39,502,961

SENIOR LOANS (2.2%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			$105,000	$104,913

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			140,000	139,553

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			87,075	87,075

WR Grace & Co. bank term loan FRN 3s, 2021			106,575	106,202

WR Grace & Co. bank term loan FRN Ser. DD, 1s, 2021(U)			38,158	38,024

				475,767
Communication services (0.1%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			139,000	144,039

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			145,996	146,781

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			75,000	75,094

				365,914
Consumer cyclicals (1.0%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			22,969	23,099

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.528s, 2018			900,450	839,567

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			70,000	69,029

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			260,000	259,582

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			208,566	208,305

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.9s, 2019			423,000	420,885

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			208,439	200,931

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020			219,079	218,613

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			100,000	100,050

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			51,606	52,605

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			346,494	345,724

ROC Finance, LLC bank term loan FRN 5s, 2019			129,348	127,166

Travelport, LLC bank term loan FRN 9 1/2s, 2016			264,360	271,696

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			52,684	53,171

Univision Communications, Inc. bank term loan FRN 4s, 2020			216,456	216,186

Visteon Corp. bank term loan FRN Ser. DD, 3 1/2s, 2021			95,000	94,288

				3,500,897
Consumer staples (0.2%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021			148,628	147,652

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			148,500	149,520

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			85,000	84,894

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			169,250	169,356

				551,422
Health care (0.3%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			128,245	128,646

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			139,300	140,127

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			147,556	147,648

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.15s, 2021			224,438	224,045

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			80,000	80,533

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			85,000	84,947

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Canada)			120,000	118,950

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			123,831	123,661

				1,048,557
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.727s, 2017			105,000	102,731

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			209,387	209,498

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020			64,837	65,102

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			292,788	293,885

				671,216
Transportation (0.1%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			205,000	205,000

				205,000
Utilities and power (0.2%)

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4 1/4s, 2016			75,000	75,469

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.651s, 2017			496,516	409,626

				485,095

Total senior loans (cost $7,349,687)				$7,303,868

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			353	$353,894

M/I Homes, Inc. Ser. A, $2.438 pfd.			4,100	105,087

Total preferred stocks (cost $302,913)				$458,981

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.8425/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.8425		$16,180,200	$299,819

Total purchased swap options outstanding (cost $195,780)				$299,819

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$99.55		$24,000,000	$747,264

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		19,000,000	157,320

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		19,000,000	157,320

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.22		9,000,000	69,111

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.31		13,000,000	57,044

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		20,000,000	163,200

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		20,000,000	163,200

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		20,000,000	162,600

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		20,000,000	162,600

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.44		9,000,000	44,667

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.25		9,000,000	38,052

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.09		9,000,000	33,156

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.56		6,000,000	33,000

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.34		13,000,000	21,437

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.88		7,000,000	21,112

Total purchased options outstanding (cost $2,218,125)				$2,031,083

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$100,000	$141,688

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			55,000	104,466

Total convertible bonds and notes (cost $209,165)				$246,154

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
			Shares	Value

United Technologies Corp. $3.75 cv. pfd.			2,100	$136,899

Total convertible preferred stocks (cost $105,000)				$136,899

COMMON STOCKS (0.0%)(a)
			Shares	Value

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			9,978	$998

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			9,978	998

Tribune Co. Class 1C(F)(NON)			40,066	10,017

Total common stocks (cost $65,186)				$12,013

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	20	$2,260

Total warrants (cost $60)				$2,260

SHORT-TERM INVESTMENTS (4.4%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)		Shares	4,291,506	$4,291,506

U.S. Treasury Bills with an effective yield of 0.11%, August 21, 2014(SEG),(SEGSF), (SEFCCS)			$1,777,000	1,776,730

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, July 24, 2014(SEG)(SEGSF)(SEGCCS)			4,362,000	4,361,692

U.S. Treasury Bills with an effective yield of 0.05%, November 13, 2014(SEG),(SEGSF)			152,000	151,971

U.S. Treasury Bills with an effective yield of 0.05%, November 20, 2014(SEG),(SEGSF), (SEFCCS)			3,968,000	3,967,218

U.S. Treasury Bills with an effective yield of 0.06%, October 23, 2014(SEGSF), (SEFCCS)			240,000	239,971

Total short-term investments (cost $14,789,130)				$14,789,088

TOTAL INVESTMENTS

Total investments (cost $381,291,290)(b)				$404,509,578

FORWARD CURRENCY CONTRACTS at 6/30/14 (aggregate face value $119,767,481) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/14	$38,619	$37,620	$999
	Australian Dollar	Sell	7/17/14	38,619	37,964	(655)
	Canadian Dollar	Buy	7/17/14	858,317	841,829	16,488
	Canadian Dollar	Sell	7/17/14	860,940	828,865	(32,075)
	Chilean Peso	Sell	7/17/14	418,409	416,741	(1,668)
	Colombian Peso	Buy	7/17/14	919,429	874,504	44,925
	Colombian Peso	Sell	7/17/14	919,429	887,850	(31,579)
	Singapore Dollar	Sell	8/20/14	289,201	287,064	(2,137)
Barclays Bank PLC
	Australian Dollar	Buy	7/17/14	117,837	109,214	8,623
	British Pound	Buy	9/17/14	107,066	106,365	701
	Canadian Dollar	Sell	7/17/14	2,576,823	2,500,873	(75,950)
	Euro	Sell	9/17/14	2,824,586	2,796,935	(27,651)
	Japanese Yen	Sell	8/20/14	513,670	506,380	(7,290)
	Mexican Peso	Buy	7/17/14	843,180	833,348	9,832
	Mexican Peso	Sell	7/17/14	843,180	841,233	(1,947)
	New Zealand Dollar	Buy	7/17/14	9,968	11,447	(1,479)
	Norwegian Krone	Buy	9/17/14	1,603,418	1,637,588	(34,170)
	Polish Zloty	Buy	9/17/14	360,094	360,657	(563)
	Singapore Dollar	Sell	8/20/14	278,534	276,665	(1,869)
	South African Rand	Sell	7/17/14	510,997	494,675	(16,322)
	South Korean Won	Buy	8/20/14	1,907,824	1,874,976	32,848
	Swedish Krona	Sell	9/17/14	846,685	845,280	(1,405)
Citibank, N.A.
	Australian Dollar	Sell	7/17/14	847,650	846,030	(1,620)
	Brazilian Real	Buy	7/2/14	1,708,441	1,671,517	36,924
	Brazilian Real	Sell	7/2/14	1,708,441	1,662,071	(46,370)
	Brazilian Real	Buy	10/2/14	1,020,968	1,019,282	1,686
	Chilean Peso	Sell	7/17/14	507,040	504,656	(2,384)
	Euro	Sell	9/17/14	2,864,170	2,848,346	(15,824)
	Japanese Yen	Sell	8/20/14	866,123	853,919	(12,204)
	Mexican Peso	Buy	7/17/14	353,997	348,240	5,757
	New Zealand Dollar	Buy	7/17/14	882,751	855,673	27,078
	Norwegian Krone	Buy	9/17/14	1,679,217	1,695,704	(16,487)
	Thai Baht	Buy	8/20/14	509,090	510,353	(1,263)
	Thai Baht	Sell	8/20/14	509,090	508,181	(909)
Credit Suisse International
	Australian Dollar	Sell	7/17/14	856,033	848,009	(8,024)
	Canadian Dollar	Sell	7/17/14	57,989	50,502	(7,487)
	Euro	Sell	9/17/14	3,936,915	3,914,239	(22,676)
	Indian Rupee	Buy	8/20/14	1,350,410	1,359,379	(8,969)
	Japanese Yen	Sell	8/20/14	856,222	851,296	(4,926)
	Mexican Peso	Buy	7/17/14	432,951	423,498	9,453
	New Zealand Dollar	Buy	7/17/14	1,691,707	1,680,740	10,967
	Norwegian Krone	Buy	9/17/14	848,802	865,117	(16,315)
	Singapore Dollar	Sell	8/20/14	443,265	440,236	(3,029)
	South Korean Won	Buy	8/20/14	543,592	534,218	9,374
	Swedish Krona	Sell	9/17/14	785,938	777,275	(8,663)
Deutsche Bank AG
	Australian Dollar	Sell	7/17/14	832,390	824,624	(7,766)
	Canadian Dollar	Sell	7/17/14	847,637	816,665	(30,972)
	Czech Koruna	Buy	9/17/14	516,143	513,642	2,501
	Czech Koruna	Sell	9/17/14	516,143	511,471	(4,672)
	Euro	Sell	9/17/14	2,058,378	2,047,359	(11,019)
	Japanese Yen	Sell	8/20/14	1,267,584	1,249,399	(18,185)
	New Zealand Dollar	Buy	7/17/14	1,718,986	1,676,729	42,257
	Norwegian Krone	Buy	9/17/14	818,648	837,122	(18,474)
	Polish Zloty	Buy	9/17/14	503,273	500,795	2,478
	Swedish Krona	Sell	9/17/14	1,711,704	1,698,800	(12,904)
	Swiss Franc	Sell	9/17/14	446,503	439,910	(6,593)
Goldman Sachs International
	Australian Dollar	Sell	7/17/14	5,651	7,947	2,296
	Canadian Dollar	Buy	7/17/14	878,458	848,782	29,676
	Canadian Dollar	Sell	7/17/14	878,458	847,981	(30,477)
	Euro	Sell	9/17/14	2,977,991	2,956,775	(21,216)
	Japanese Yen	Sell	8/20/14	855,469	843,286	(12,183)
	Norwegian Krone	Buy	9/17/14	828,417	846,559	(18,142)
	Swedish Krona	Sell	9/17/14	1,706,620	1,710,400	3,780
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/17/14	795,749	779,439	(16,310)
	British Pound	Buy	9/17/14	189,675	188,475	1,200
	British Pound	Sell	9/17/14	189,675	185,697	(3,978)
	Canadian Dollar	Buy	7/17/14	431,500	424,481	7,019
	Canadian Dollar	Sell	7/17/14	431,500	415,986	(15,514)
	Euro	Sell	9/17/14	2,358,478	2,343,353	(15,125)
	Indonesian Rupiah	Buy	8/20/14	994,667	1,019,525	(24,858)
	Indonesian Rupiah	Sell	8/20/14	994,667	1,006,798	12,131
	Japanese Yen	Sell	8/20/14	42,545	41,940	(605)
	Swedish Krona	Sell	9/17/14	884,431	888,387	3,956
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/14	852,359	834,279	(18,080)
	Brazilian Real	Buy	7/2/14	851,052	831,116	19,936
	Brazilian Real	Sell	7/2/14	851,052	849,514	(1,538)
	Brazilian Real	Sell	10/2/14	1,808	7,617	5,809
	British Pound	Buy	9/17/14	1,156,693	1,134,726	21,967
	Canadian Dollar	Sell	7/17/14	36,910	24,849	(12,061)
	Euro	Sell	9/17/14	2,613,653	2,596,888	(16,765)
	Hungarian Forint	Sell	9/17/14	293,028	296,319	3,291
	Indian Rupee	Buy	8/20/14	1,341,539	1,348,410	(6,871)
	Japanese Yen	Sell	8/20/14	435,430	425,966	(9,464)
	Mexican Peso	Buy	7/17/14	450,022	443,091	6,931
	New Taiwan Dollar	Sell	8/20/14	1,031,871	1,025,446	(6,425)
	New Zealand Dollar	Buy	7/17/14	869,898	834,929	34,969
	Norwegian Krone	Buy	9/17/14	1,639,635	1,680,567	(40,932)
	Russian Ruble	Sell	9/17/14	292,918	283,119	(9,799)
	Swedish Krona	Sell	9/17/14	1,674,916	1,672,478	(2,438)
	Thai Baht	Buy	8/20/14	1,780	1,783	(3)
	Thai Baht	Sell	8/20/14	1,780	1,782	2
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/14	859,047	853,313	5,735
	Australian Dollar	Sell	7/17/14	862,721	844,341	(18,380)
	Brazilian Real	Buy	7/2/14	5,034,567	4,996,477	38,090
	Brazilian Real	Sell	7/2/14	3,380,990	3,387,052	6,062
	British Pound	Buy	9/17/14	117,499	115,315	2,184
	Canadian Dollar	Sell	7/17/14	10,587	3,462	(7,125)
	Chilean Peso	Buy	7/17/14	853,510	859,068	(5,557)
	Chilean Peso	Sell	7/17/14	862,836	835,946	(26,890)
	Euro	Sell	9/17/14	3,344,522	3,324,584	(19,938)
	Japanese Yen	Sell	8/20/14	1,411,413	1,395,777	(15,636)
	Mexican Peso	Buy	7/17/14	843,627	832,634	10,993
	Mexican Peso	Sell	7/17/14	843,627	845,531	1,904
	New Taiwan Dollar	Sell	8/20/14	515,813	513,627	(2,186)
	New Zealand Dollar	Buy	7/17/14	877,767	850,049	27,718
	Norwegian Krone	Buy	9/17/14	1,650,933	1,681,136	(30,203)
	Singapore Dollar	Sell	8/20/14	640,877	636,540	(4,337)
	Swedish Krona	Sell	9/17/14	838,610	828,925	(9,685)
UBS AG
	Canadian Dollar	Sell	7/17/14	558,814	533,349	(25,465)
	Euro	Sell	9/17/14	1,600,352	1,591,729	(8,623)
	Japanese Yen	Sell	8/20/14	844,019	837,953	(6,066)
	Mexican Peso	Buy	7/17/14	187,701	184,487	3,214
	Mexican Peso	Sell	7/17/14	187,701	186,825	(876)
	Singapore Dollar	Sell	8/20/14	131,608	131,261	(347)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/14	897,573	874,076	23,497
	Australian Dollar	Sell	7/17/14	897,573	884,895	(12,678)
	British Pound	Buy	9/17/14	875,515	870,034	5,481
	British Pound	Sell	9/17/14	875,515	857,031	(18,484)
	Canadian Dollar	Buy	7/17/14	871,994	846,621	25,373
	Canadian Dollar	Sell	7/17/14	871,994	840,635	(31,359)
	Euro	Sell	9/17/14	2,542,839	2,527,640	(15,199)
	Japanese Yen	Sell	8/20/14	861,686	854,656	(7,030)
	New Zealand Dollar	Buy	7/17/14	869,723	858,143	11,580
	New Zealand Dollar	Sell	7/17/14	869,723	842,610	(27,113)

Total						$(522,772)

FUTURES CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	3	$340,798	Sep-14	$6,009
Euro-Bobl 5 yr (Long)	42	7,368,835	Sep-14	46,451
Euro-Bund 10 yr (Short)	59	11,876,749	Sep-14	(174,689)
Euro-Buxl 30 yr (Short)	10	1,843,900	Sep-14	(41,932)
Euro-Dollar 90 day (Short)	378	93,829,050	Sep-15	(37,820)
Japanese Government Bond 10 yr (Short)	10	14,377,375	Sep-14	(58,284)
Japanese Government Bond 10 yr Mini (Long)	4	575,056	Sep-14	2,274
U.S. Treasury Bond 30 yr (Short)	241	33,062,188	Sep-14	(160,568)
U.S. Treasury Note 5 yr (Long)	110	13,140,703	Sep-14	(16,537)
U.S. Treasury Note 10 yr (Short)	230	28,789,531	Sep-14	(11,218)

Total				$(446,314)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/14 (premiums $1,841,118) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.6425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.6425	$16,180,200	$123,617
(2.7425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.7425	16,180,200	201,282
(2.60)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.60	25,732,400	236,995
JPMorgan Chase Bank N.A.

(2.515)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.515	23,399,800	73,709
(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	12,866,200	120,042
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,568,000	1,178,962

Total			$1,934,607

WRITTEN OPTIONS OUTSTANDING at 6/30/14 (premiums $2,050,781) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$100.55	$24,000,000	$523,272
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/101.55	24,000,000	317,304
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	19,000,000	91,960
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	19,000,000	91,960
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	19,000,000	50,540
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	19,000,000	50,540
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.22	9,000,000	34,290
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.31	13,000,000	26,091
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.22	9,000,000	18,216
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/99.31	13,000,000	11,141
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	20,000,000	94,600
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	20,000,000	94,600
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	20,000,000	51,600
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	20,000,000	51,600
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	20,000,000	92,200
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	20,000,000	92,200
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	20,000,000	50,800
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	20,000,000	50,800
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.44	9,000,000	16,362
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.25	9,000,000	13,320
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.56	6,000,000	12,498
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.09	9,000,000	10,476
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.34	13,000,000	7,254
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.88	7,000,000	7,245
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.44	9,000,000	5,580
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.25	9,000,000	4,464
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.56	6,000,000	4,344
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.09	9,000,000	3,690
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/99.88	7,000,000	2,177
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/99.34	13,000,000	1,976

Total			$1,883,100

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

Counterparty				Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)

Citibank, N.A.

(3.60)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.60		$4,498,000	$(44,980)	$(40,976)
(3.20)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.20		4,498,000	43,293	22,040
Goldman Sachs International

(1.56)/3 month USD-LIBOR-BBA/Oct-17 (Purchased)	Oct-14/1.56		82,515,000	(499,215)	(382,870)
1.03/6 month EUR-EURIBOR-Reuters/Oct-17 (Written)	Oct-14/1.03	EUR	66,012,000	226,421	308,231
JPMorgan Chase Bank N.A.

(3.6275)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.6275		$4,498,000	(47,229)	(43,271)
(1.115)/3 month USD-LIBOR-BBA/Oct-16 (Purchased)	Oct-14/1.115		33,006,000	(99,843)	(80,865)
0.862/6 month EUR-EURIBOR-Reuters/Oct-16 (Written)	Oct-14/0.862	EUR	24,754,000	42,750	57,284
(3.2275)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.2275		$4,498,000	44,755	14,214

Total				$(334,048)	$(146,213)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/14 (proceeds receivable $11,826,719) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, July 1, 2044	$11,000,000	7/14/14	$11,914,375

Total			$11,914,375

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
CAD	7,020,000	$—	6/23/24	2.7425%	3 month CAD-BA-CDOR	$(45,666)
MYR	9,720,000	—	3/19/19	4.0275%	3 month MYR-KLIBOR-BNM	3,195
Citibank, N.A.
NZD	3,911,000	—	5/20/17	3 month NZD-BBR-FRA	4.125%	(18,786)
NZD	6,040,000	—	5/21/17	3 month NZD-BBR-FRA	4.115%	(30,373)
Credit Suisse International
NZD	5,011,000	—	6/24/17	4.33%	3 month NZD-BBR-FRA	4,791
Deutsche Bank AG
BRL	14,073,818	—	1/2/17	BZDIOVRA	-	34,333
BRL	13,996,888	—	1/2/17	BZDIOVRA	-	23,629
MYR	9,720,000	—	3/19/19	4.035%	3 month MYR-KLIBOR-BNM	2,213
PLN	9,968,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(221,065)
PLN	4,970,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(113,199)
PLN	4,165,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(84,575)
Goldman Sachs International
CAD	2,722,000	—	5/30/23	2.534%	3 month CAD-BA-CDOR	(291)
EUR	43,654,000	—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(18,104)
EUR	43,654,000	—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(138,622)
EUR	43,654,000	—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(17,958)
EUR	43,654,000	—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(141,682)
EUR	43,654,000	—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(31,920)
EUR	43,654,000	—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(123,661)
JPMorgan Chase Bank N.A.
CAD	2,353,000	—	2/6/24	3 month CAD-BA-CDOR	2.855%	57,337
HUF	150,000,000	—	2/4/19	4.79%	6 month HUF-BUBOR-REUTERS	(63,006)
HUF	300,000,000	—	2/5/19	4.7275%	6 month HUF-BUBOR-REUTERS	(121,920)
HUF	416,000,000	—	2/11/19	4.41%	6 month HUF-BUBOR-REUTERS	(141,095)
HUF	581,000,000	—	6/16/16	6 month HUF-BUBOR-REUTERS	2.50%	3,438
HUF	962,000,000	—	6/13/16	6 month HUF-BUBOR-REUTERS	2.56%	10,431
HUF	381,800,000	—	6/17/16	6 month HUF-BUBOR-REUTERS	2.5%	2,242
JPY	2,402,400,000	—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	123,237
JPY	511,900,000	—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	330,165
MXN	77,940,000	—	5/9/24	1 month MXN-TIIE-BANXICO	6.295%	118,928
MXN	26,620,000	—	5/3/24	1 month MXN-TIIE-BANXICO	6.25%	34,269
MXN	25,980,000	—	5/9/24	1 month MXN-TIIE-BANXICO	6.29%	38,820
NZD	1,208,000	—	5/20/17	3 month NZD-BBR-FRA	4.145%	(5,207)
NZD	6,148,000	—	6/26/17	4.365%	3 month NZD-BBR-FRA	1,233

Total		$—	$(528,869)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$148,980,000	(E)	$724,751	9/17/16	3 month USD-LIBOR-BBA	1.00%	$(145,591)
		70,458,000	(E)	1,048,175	9/17/19	3 month USD-LIBOR-BBA	2.25%	(428,695)
		3,383,000	(E)	(140,797)	9/17/24	3 month USD-LIBOR-BBA	3.25%	29,861
		2,854,000	(E)	(311,038)	9/17/44	3 month USD-LIBOR-BBA	4.00%	63,786
		72,470,000	(E)	233,407	6/17/17	3 month USD-LIBOR-BBA	1.617%	(185,471)
		19,185,000	(E)	7,818	6/15/19	3 month USD-LIBOR-BBA	2.64%	(100,616)
		12,900,000	(E)	(130)	6/19/24	3.812%	3 month USD-LIBOR-BBA	(80,046)
		29,472,000	(E)	(164)	6/17/17	1.331%	3 month USD-LIBOR-BBA	(3,671)
		33,890,000	(E)	316,808	9/17/19	3 month USD-LIBOR-BBA	2.15%	(229,329)
		21,415,000	(E)	(62,184)	9/17/16	3 month USD-LIBOR-BBA	0.90%	20,200
	EUR	4,050,000	(E)	44,944	9/17/16	6 month EUR-EURIBOR-REUTERS	0.75%	(1,617)
	EUR	624,000	(E)	33,787	9/17/19	1.50%	6 month EUR-EURIBOR-REUTERS	246
	EUR	3,979,000	(E)	347,512	9/17/24	6 month EUR-EURIBOR-REUTERS	2.25%	(49,919)
	EUR	1,000	(E)	(143)	9/17/44	6 month EUR-EURIBOR-REUTERS	2.75%	31
	EUR	9,500,000		(171)	6/17/24	6 month EUR-EURIBOR-REUTERS	1.609%	222,646
	EUR	9,500,000		(93)	6/17/24	6 month EUR-EURIBOR-REUTERS	1.622%	238,985
	EUR	2,360,000	(E)	(272,046)	9/17/34	6 month EUR-EURIBOR-REUTERS	2.75%	80,400
	GBP	12,698,000	(E)	(26,519)	9/17/16	6 month GBP-LIBOR-BBA	1.50%	(23,911)
	GBP	6,408,000	(E)	51,092	9/17/19	6 month GBP-LIBOR-BBA	2.25%	39,237
	JPY	32,455,000		(11)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	6,710
	JPY	63,551,000		(21)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	12,534
	JPY	1,780,000,000		(70)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	60,628
	JPY	389,500,000		(68)	3/14/44	6 month JPY-LIBOR-BBA	1.795%	(77,790)
	JPY	31,464,000		(6)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	6,610
		$11,699,900		(83,809)	7/2/24	2.6025%	3 month USD-LIBOR-BBA	(71,686)

	Total			$1,911,024	$(616,468)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

				Upfront		Payments	Total return	Unrealized
	Swap counterparty/			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America N.A.
		$5,725,668		$—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$827
		1,556,420		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(225)
		2,923,000	(E)	—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(2,514)
		3,801,000	(E)	—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(3,267)
	Barclays Bank PLC
		318,624		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,903
		530,171		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(300)
		577,718		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,264
		521,831		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,918
		7,321,057		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,134)
		1,673,950		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,774)
		218,778		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,426
		450,242		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,243
		2,701,454		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	25,460
		626,432		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(670)
		1,461,940		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,536)
		1,717,224		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16,184
		520,329		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,770
		67,584		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(44)
		231,875		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,185
		292,248		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	2,389
		1,350,727		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,730
		1,219,935		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,123)
		1,298,388		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	14,398
		246,756		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,249
		1,912,533		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	17,824
		7,401,535		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	69,757
		1,615,920		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,230
		279,143		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,544
		904,979		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,246
		656,063		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,978
		1,236,247		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	178
		3,699,336		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,600)
		702,728		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(4,029)
		3,532,194		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	510
		565,222		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(4,416)
		282,658		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,208)
		282,658		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,208)
		567,195		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(4,432)
		1,473,129		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(11,510)
		567,195		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(4,432)
		329,999		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(186)
		839,418		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	888
		505,602		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	535
		509,674		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	4,804
		640,910		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	678
		1,175,311		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,863)
		1,012,647		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(658)
		145,259		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(94)
		1,132,417		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(8,848)
		153,221		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(895)
		2,288,582		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,141)
		4,150,000		—	3/20/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	34,993
		20,003,000		—	3/20/16	1.795%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(195,929)
		3,440,000		—	3/21/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	29,051
		3,169,000		—	6/24/16	(2.24%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(1,965)
	Citibank, N.A.
		1,050,416		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,900
		2,251,212		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,217
		1,965,308		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,522
		1,695,930		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	245
		2,200,059		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	318
		20,115,000		—	3/27/16	1.7475%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(212,817)
		4,173,000		—	3/27/24	(2.4825%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	44,785
	EUR	8,270,000		—	2/21/19	(1.235%)	Eurostat Eurozone HICP excluding tobacco	(51,525)
	EUR	4,310,000		—	2/21/24	1.69%	Eurostat Eurozone HICP excluding tobacco	51,227
	Credit Suisse International
		$900,485		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,487
		740,645		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,325)
		1,935,854		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	280
		1,856,840		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	268
		3,250,705		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	469
		1,544,897		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	223
		1,412,461		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,494
		1,427,268		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,077)
		1,582,152		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,628)
		1,469,723		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,555
		1,316,496		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(190)
		3,218,402		6,537	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,606
	EUR	2,380,000		—	3/27/19	(1.1913%)	Eurostat Eurozone HICP excluding tobacco	(8,832)
	EUR	8,270,000		—	2/20/19	(1.2225%)	Eurostat Eurozone HICP excluding tobacco	(44,164)
	EUR	4,310,000		—	2/20/24	1.68%	Eurostat Eurozone HICP excluding tobacco	45,089
	EUR	2,380,000		—	3/24/19	(1.1925%)	Eurostat Eurozone HICP excluding tobacco	(9,027)
	GBP	2,015,000		—	3/20/19	3.05%	GBP Non-revised UK Retail Price Index	9,176
	GBP	2,015,000		—	3/25/19	3.0413%	GBP Non-revised UK Retail Price Index	7,628
	Deutsche Bank AG
		$740,645		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,325)
		7,875,000		—	6/27/16	(2.25%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(6,064)
		2,137,000		—	7/1/16	(2.23%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(620)
		26,937,000		—	6/25/16	(2.24%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(13,846)
	Goldman Sachs International
		864,690		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(925)
		334,123		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(217)
		1,316,073		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(744)
		1,316,073		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(744)
		3,882,409		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(561)
		3,560,178		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(514)
		508,916		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,972)
		191,179		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,116)
		6,628,573		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(957)
		1,669,592		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(241)
		46,657		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(50)
		397,735		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(425)
		919,259		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,954)
		418,099		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(447)
		836,199		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(894)
		25,089		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(16)
		3,358,333		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,896)
		359,213		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,097)
		697,132		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,070)
		430,963		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,516)
		33,144		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(194)
		88,322		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(516)
		3,070,458		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,735)
		2,376,607		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(343)
		2,674,672		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,512)
		712,365		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(103)
		6,724,000	(E)	—	6/19/24	(2.83%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(1,883)
	JPMorgan Chase Bank N.A.
		4,099,008		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,314)
		2,592,251		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(374)
		2,344,178		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,324)

	Total			$6,537	$(188,444)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$16,587	$291,000	5/11/63	300 bp	$22,087
	CMBX NA BBB- Index	BBB-/P	17,409	282,000	5/11/63	300 bp	22,739
	CMBX NA BBB- Index	BBB-/P	8,497	141,000	5/11/63	300 bp	11,162
	CMBX NA BBB- Index	BBB-/P	4,375	64,000	5/11/63	300 bp	5,584
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	33,591	303,000	5/11/63	300 bp	39,317
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	28,890	704,000	5/11/63	300 bp	42,196
	CMBX NA BBB- Index	BBB-/P	31,881	416,000	5/11/63	300 bp	39,744
	CMBX NA BBB- Index	BBB-/P	10,467	344,000	5/11/63	300 bp	16,969
	CMBX NA BBB- Index	BBB-/P	6,043	343,000	5/11/63	300 bp	12,526
	CMBX NA BBB- Index	BBB-/P	27,130	340,000	5/11/63	300 bp	33,556
	CMBX NA BBB- Index	BBB-/P	26,325	340,000	5/11/63	300 bp	32,751
	CMBX NA BBB- Index	BBB-/P	22,366	340,000	5/11/63	300 bp	28,792
	CMBX NA BBB- Index	BBB-/P	37,060	328,000	5/11/63	300 bp	43,259
	CMBX NA BBB- Index	BBB-/P	4,963	323,000	5/11/63	300 bp	11,067
	CMBX NA BBB- Index	BBB-/P	20,979	288,000	5/11/63	300 bp	26,423
	CMBX NA BBB- Index	BBB-/P	3,135	270,000	5/11/63	300 bp	8,238
	CMBX NA BBB- Index	BBB-/P	20,934	263,000	5/11/63	300 bp	25,905
	CMBX NA BBB- Index	BBB-/P	2,851	149,000	5/11/63	300 bp	5,667
	CMBX NA BB Index	—	2,240	112,000	5/11/63	(500 bp)	(530)
	CMBX NA BB Index	—	(914)	119,000	5/11/63	(500 bp)	(3,857)
	CMBX NA BB Index	—	(1,140)	119,000	5/11/63	(500 bp)	(4,083)
	CMBX NA BB Index	—	(1,095)	120,000	5/11/63	(500 bp)	(4,063)
	CMBX NA BB Index	—	3,449	223,000	5/11/63	(500 bp)	(2,067)
	CMBX NA BB Index	—	5,994	227,000	5/11/63	(500 bp)	380
	CMBX NA BB Index	—	2,409	233,000	5/11/63	(500 bp)	(3,354)
	CMBX NA BB Index	—	(4,646)	266,000	5/11/63	(500 bp)	(11,225)
	CMBX NA BB Index	—	(1,881)	360,000	5/11/63	(500 bp)	(10,786)
	CMBX NA BB Index	—	(5,120)	264,000	5/11/63	(500 bp)	(11,650)
	CMBX NA BBB- Index	BBB-/P	(10,067)	520,000	5/11/63	300 bp	(239)
	CMBX NA BBB- Index	BBB-/P	12,140	281,000	5/11/63	300 bp	17,451
	CMBX NA BBB- Index	BBB-/P	6,401	269,000	5/11/63	300 bp	11,485
	CMBX NA BBB- Index	BBB-/P	907	262,000	5/11/63	300 bp	5,859
	CMBX NA BBB- Index	BBB-/P	(4,715)	261,000	5/11/63	300 bp	218
	CMBX NA BBB- Index	BBB-/P	181	261,000	5/11/63	300 bp	5,114
	CMBX NA BBB- Index	BBB-/P	10,720	224,000	5/11/63	300 bp	14,954
	CMBX NA BBB- Index	—	(13,892)	296,000	1/17/47	(300 bp)	(14,306)
	CMBX NA BBB- Index	—	(17,005)	301,000	1/17/47	(300 bp)	(17,426)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	CC/F	82,444	705,000	3/20/17	500 bp	(140,612)
	Goldman Sachs International
	CMBX NA BB Index	—	2,532	112,000	5/11/63	(500 bp)	(238)
	CMBX NA BB Index	—	(1,143)	119,000	5/11/63	(500 bp)	(4,086)
	CMBX NA BBB- Index	BBB-/P	(4,349)	261,000	5/11/63	300 bp	584

	Total		$386,933	$255,505

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $337,363,553.
(b)	The aggregate identified cost on a tax basis is $387,476,426, resulting in gross unrealized appreciation and depreciation of $20,009,401 and $2,976,249, respectively, or net unrealized appreciation of $17,033,152.
(NON)	Non-income-producing security.
(STP)	The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$8,442,892	$104,899,654	$109,051,040	$5,547	$4,291,506

	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $38,158, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrower:
	Borrower	Unfunded commitments
	WR Grace & Co.	$38,158
	Totals	$38,158
	At the close of the reporting period, the fund maintained liquid assets totaling $169,897,137 to cover certain derivatives contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.7%
	Greece	3.5
	Russia	3.1
	Argentina	2.5
	Venezuela	1.7
	United Kingdom	1.3
	Luxembourg	1.2
	Brazil	1.0
	Canada	0.9
	Mexico	0.7
	Indonesia	0.6
	Ukraine	0.5
	Germany	0.5
	Turkey	0.5
	Other	2.3

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to isolate prepayment risk.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk and to gain exposure to interest rates .
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries and to hedge inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements, that govern OTC derivative and foreign exchange contracts, and Master Securities Forward Transaction Agreements, that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,041,037 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,964,677 and may include amounts related to unsettled agreements.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount, have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	—	—	10,017
Energy	—	—	1,996
Total common stocks	—	—	12,013
Convertible bonds and notes	$—	$246,154	$—
Convertible preferred stocks	136,899	—	—
Corporate bonds and notes	—	109,465,193	4
Foreign government and agency bonds and notes		39,502,961
Mortgage-backed securities	—	163,031,956	—
Preferred stocks	—	458,981	—
Purchased options outstanding	—	2,031,083	—
Purchased swap options outstanding	—	299,819	—
Senior loans	—	7,303,868	—
U.S. government and agency mortgage obligations	—	67,229,299	—
Warrants	—	2,260	—
Short-term investments	4,291,506	10,497,582	—

Totals by level	$4,428,405	$400,069,156	$12,017

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(522,772)	$—
Futures contracts	(446,314)	—	—
Written options outstanding	—	(1,883,100)	—
Written swap options outstanding	—	(1,934,607)	—
Forward premium swap option contracts	—	(146,213)	—
TBA sale commitments	—	(11,914,375)	—
Interest rate swap contracts	—	(3,056,361)	—
Total return swap contracts	—	(194,981)	—
Credit default contracts	—	(131,428)	—

Totals by level	$(446,314)	$(19,783,837)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$148,707	$280,135
Foreign exchange contracts	577,684	1,100,456
Equity contracts	2,260	—
Interest rate contracts	5,639,482	10,970,156

Total	$6,368,133	$12,350,747

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$96,300,000
Purchased swap option contracts (contract amount)		$153,700,000
Written TBA commitment option contracts (contract amount) (Note 3)		$192,600,000
Written swap option contracts (contract amount)		$210,800,000
Futures contracts (number of contracts)		800
Forward currency contracts (contract amount)		$227,800,000
OTC interest rate swap contracts (notional)		$631,600,000
Centrally cleared interest rate swap contracts (notional)		$1,215,500,000
OTC total return swap contracts (notional)		$284,400,000
OTC credit default contracts (notional)		$10,400,000
Centrally cleared credit default contracts (notional)		$1,500,000
Warrants (number of warrants)		20

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$3,195	$—	$—	$—	$4,791	$60,175	$—	$—	$720,100	$—	$—	$—	$—	788,261
	Centrally cleared interest rate swap contracts§	—	—	805,547	—	—	—	—	—	—	—	—	—	—	805,547
	OTC Total return swap contracts*#	827	292,335	—	146,214	80,738	—	—	—	—	—	—	—	—	520,114
	OTC Credit default contracts*#	14,704	5,726	—	—	123,344	—	4,933	—	—	—	—	—	—	148,707
	Futures contracts§	—	—	—	—	—	—	—	—	—	8,580	—	—	—	8,580
	Forward currency contracts#	62,412	52,004	—	71,445	29,794	47,236	35,752	24,306	92,904	—	92,686	3,214	65,931	577,684
	Forward premium swap option contracts#	—	—	—	22,040	—	—	308,231	—	71,498	—	—	—	—	401,769
	Purchased swap options#	299,819	—	—	—	—	—	—	—	—	—	—	—	—	299,819
	Purchased options#	—	—	—	—	—	—	—	—	2,031,083	—	—	—	—	2,031,083
	Repurchase agreements	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	Total Assets	$380,957	$350,065	$805,547	$239,699	$238,667	$107,411	$348,916	$24,306	$2,915,585	$8,580	$92,686	$3,214	$65,931	$5,581,564

	Liabilities:
	OTC Interest rate swap contracts*#	45,666	—	—	49,159	—	418,839	472,238	—	331,228	—	—	—	—	1,317,130
	Centrally cleared interest rate swap contracts§	—	—	908,769	—	—	—		—	—	—	—	—	—	908,769
	OTC Total return swap contracts*#	6,006	308,995	—	264,342	77,243	24,855	29,642	—	4,012	—	—	—	—	715,095
	OTC Credit default contracts*#	—	—	—	—	51,366	223,056	5,713	—	—	—	—	—	—	280,135
	Futures contracts§	—	—	—	—	—	—	—	—	—	97,261	—	—	—	97,261
	Forward currency contracts#	68,114	168,646	—	97,061	80,089	110,585	82,018	76,390	124,376	—	139,937	41,377	111,863	1,100,456
	Forward premium swap option contracts#	—	—	—	40,976	—	—	382,870	—	124,136	—	—	—	—	547,982
	Written swap options#	561,894	—	—	—	—	—	—	—	1,372,713	—	—	—	—	1,934,607
	Written options#	—	—	—	—	—	—	—	—	1,883,100	—	—	—	—	1,883,100

	Total Liabilities	$681,680	$477,641	$908,769	$451,538	$208,698	$777,335	$972,481	$76,390	$3,839,565	$97,261	$139,937	$41,377	$111,863	$8,784,535

	Total Financial and Derivative Net Assets	$(300,723)	$(127,576)	$(103,222)	$(211,839)	$29,969	$(669,924)	$(623,565)	$(52,084)	$(923,980)	$(88,681)	$(47,252)	$(38,163)	$(45,932)	$(3,202,972)
	Total collateral received (pledged)##†	$(249,972)	$(127,576)	$—	$(211,839)	$—	$(664,960)	$(623,565)	$—	$(827,891)	$—	$—	$—	$—
	Net amount	$(50,751)	$—	$(103,222)	$—	$29,969	$(4,964)	$—	$(52,084)	$(96,089)	$(88,681)	$(47,252)	$(38,163)	$(45,932)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 27, 2014